Offsets	Nov. 06, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AXT, Inc.
Form or Filing Type	S-3
File Number	333-258196
Initial Filing Date	Jul. 27, 2021
Fee Offset Claimed	$ 6,546.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 60,000,000.00
Termination / Withdrawal Statement	In accordance with Rule 457(p) under the Securities Act, the registrant is offsetting $6,546.00 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant's prior unallocated (universal) shelf registration statement on Form S-3 originally filed on July 27, 2021, as amended on September 24, 2021, December 3, 2021, December 30, 2021, February 4, 2022, April 14, 2022 and May 5, 2022 (File No. 333-258196) (the "Prior Registration Statement"), which has expired because more than three years have elapsed since the initial effective date of the Prior Registration Statement and all offerings thereunder have been completed or terminated. No securities were sold by registrant under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AXT, Inc.
Form or Filing Type	S-3
File Number	333-258196
Filing Date	Jul. 27, 2021
Fee Paid with Fee Offset Source	$ 6,546.00
Offset Note	In accordance with Rule 457(p) under the Securities Act, the registrant is offsetting $6,546.00 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant's prior unallocated (universal) shelf registration statement on Form S-3 originally filed on July 27, 2021, as amended on September 24, 2021, December 3, 2021, December 30, 2021, February 4, 2022, April 14, 2022 and May 5, 2022 (File No. 333-258196) (the "Prior Registration Statement"), which has expired because more than three years have elapsed since the initial effective date of the Prior Registration Statement and all offerings thereunder have been completed or terminated. No securities were sold by registrant under the Prior Registration Statement.